Basis of Presentation	12 Months Ended
Sep. 30, 2023
Basis of Presentation [Abstract]
Basis of Presentation
2.
BASIS OF PRESENTATION

Basis of preparation and consolidation

These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on January 18, 2024.

These consolidated financial statements of the Company have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS”).

These consolidated financial statements have been prepared on a historical cost basis except for derivative financial instruments and the initial recognition of assets acquired and liabilities assumed in a business combination which are recorded at fair value.

The consolidated financial statements comprise the financial statements of Birkenstock Holding Limited and its subsidiaries. All intercompany transactions and balances have been eliminated.

All amounts have been rounded to the nearest thousand, unless otherwise indicated.

The fiscal year of the Company ends on September 30.

Predecessor and successor periods

On April 30, 2021, Birkenstock Holding Limited’s subsidiary, Birkenstock Group BV & Co. KG (“BV KG”), acquired shareholdings and substantially all the assets of Birkenstock GmbH & Co. KG (“GmbH KG” or the “Predecessor”) as a result of which Birkenstock Holding Limited became the acquirer of the business activities of the Birkenstock operations (the “Transaction”). The Transaction was accounted for as a business combination using the acquisition method of accounting. See Note 6 — Business combinations for further details.

The Transaction resulted in a change in accounting basis and the financial statement presentation defines the Company as the “Successor” for reporting periods following the acquisition, i.e., the periods from May 1, 2021 onwards (“Successor periods”), and as the “Predecessor” for reporting period prior to the acquisition, i.e., the period through April 30, 2021 (“Predecessor period”). Successor financial statements reflect a new basis of accounting that is based on the fair value of net assets acquired as a result of the Transaction. This change in accounting basis is represented by a black line which appears between the columns entitled Successor and Predecessor in these consolidated financial statements and in the relevant accompanying notes.

Condensed financial information of the Successor as of April 30, 2021 and for the interim 70 day period from February 19, 2021 (date of inception) through April 30, 2021 are as follows:

Birkenstock Holding Limited

Condensed Consolidated Statement of Comprehensive Income

(In thousands of Euros)

Successor
Period from February 19, 2021 through April 30, 2021
General administrative expenses	(25,130)
Profit (loss) from operations	(25,130)
Profit (loss) from tax	(25,130)
Income tax benefit	6,178
Net loss	(18,952)

Birkenstock Holding Limited

Condensed Consolidated Statement of Changes in Shareholders’ Equity (Deficit)

(In thousands of Euros)

	Ordinary Shares	Accumulated Deficit	Total shareholder's equity
Successor
Balance at February 19, 2021	—	—	—
Initial contribution	12	—	12
Net loss	—	(18,952)	(18,952)
Other comprehensive income	—	—	—
Balance at April 30, 2021	12	(18,952)	(18,940)

The Successor’s operations during the period from its inception to the Transaction include costs incurred related to the Transaction and minimal expenses related to the formation of the entity totaling €25.1 million. These incurred costs are reflected in accumulated deficit of the Successor as of May 1, 2021. Additionally, prior to the inception of the Transaction, the Successor incurred €55.9 million of banker and advisory fees related to financing obtained as part of the Transaction. Of this amount, €3.5 million was related to the ABL Facility (as defined below) and capitalized in other non-current assets. The remaining €52.4 million of fees were recorded as a reduction of the debt balances as of May 1, 2021. See Note 17 – Loans and borrowings for further details. The tax impact related to these costs was reflected in accumulated deficit of the Successor as of May 1, 2021.

Since the Transaction closed on April 30, 2021, the opening balance sheet of the Successor as of May 1, 2021 includes the effect of the Transaction. As such, cash inflows and outflows related to the Transaction, including payment of the consideration transferred and proceeds from the associated financing net of debt origination costs are disclosed in Note 6 – Business combinations and Note 17 – Loans and borrowings, and are not included in the consolidated statements of cash flows of the Successor. Cash outflows relating to the payment of the certain advisory fees in the context of the Transaction and the financing (which were incurred and accrued as of the date of the Transaction) are reflected in the statement of cash flows of the Successor in the period May 1, 2021 to September 30, 2021 as the payment of the invoices took place after the closing.

Functional and presentation currency

The functional currency of each of the Company’s subsidiaries is the currency of the primary economic environment in which each entity operates. The presentation currency of the Company is Euros. All amounts are rounded to the nearest thousands, except when otherwise indicated. Due to rounding, differences may arise when individual amounts or percentages are added together. The following exchange rates (to Euros) were applicable during the periods presented in these consolidated financial statements to translate the financial statements of foreign operations into Euros:

	Successor				Predecessor
	Exchange rates* at
Currency	September 30, 2023	September 30, 2022	September 30, 2021	May 1, 2021	April 30, 2021	October 1, 2020
British Pound (GBP)	0.86	0.88	0.86	0.87	0.87	0.91
Canadian Dollar (CAD)	1.42	1.34	1.48	1.48	1.48	1.57
US-Dollar (USD)	1.06	0.97	1.16	1.21	1.21	1.17

	Successor			Predecessor
	Average exchange rates*
Currency	Year ended September 30, 2023	Year ended September 30, 2022	Period from May 1, 2021 through September 30, 2021	Period from October 1, 2020 through April 30, 2021
British Pound (GBP)	0.87	0.85	0.86	0.89
Canadian Dollar (CAD)	1.44	1.38	1.48	1.53
US-Dollar (USD)	1.07	1.08	1.19	1.20

(*): Exchange rates not applicable to results of operations in respective reporting period